INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAX [Abstract]
Deferred Tax Assets
The Company’s net deferred tax assets are as follows:

December 31, 2020
Deferred tax assets
Net operating loss carryforward	$16,514
Organizational costs/Startup expenses	194,829
Total deferred tax assets	211,343
Valuation allowance	(211,343)
Deferred tax assets, net of allowance	$—

Income Tax Provision	The income tax provision consists of the following:
December 31, 2020
Federal
Current	$—
Deferred	(211,343)

State
Current	$—
Deferred	—
Change in valuation allowance	211,343
Income tax provision	$—

Reconciliation of Federal Income Tax Rate
A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

December 31, 2020

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in warrant liability	(19.5)
Change in valuation allowance	(1.5)%
Income tax provision	0.00%